Note 6 - Trade and Other Receivables (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at Dec. 31, 2019	As at March 31, 2019
Trade accounts receivable, net	$211,908	$365,008
Accrued gas receivables	5,094	13,637
Unbilled revenues, net	151,595	277,556
Other	35,527	16,414
	$404,124	$672,615